Supplemental Disclosures of Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$ 26	$ 21	$ 63	$ 15	$ 99
Cash payments for interest	59	57	118	128	163
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs			0	(23)	0
Assets acquired under capital leases			2	0	23
Deferred payments on acquisitions of subsidiaries			4	6	0
Deferred payments on acquisitions of noncontrolling interests			0	0	13
Acquisitions:
Fair value of assets acquired	46	0	23	6	12
Less:
Liabilities assumed	(30)	0	(3)	(3)	(18)
Cash acquired			0	(3)	0
Net assets (liabilities assumed) acquired, net of cash acquired	$ 16	$ 0	$ 20	$ 0	$ (6)